Stock Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 22, 2014	Dec. 31, 2011	Apr. 26, 2006	Apr. 06, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				250,000		275,000
Options, Granted	12,500	28,600	30,250
Options, Exercised	(25,577)	(24,127)	(20,435)
Proceeds from Stock Options Exercised	$ 691	$ 575	$ 455
Remaining Life, Years	5 years 8 months 12 days
Average Exercise Price	$ 26.74	$ 26.64	$ 26.27		$ 25.85
Share Based Compensation	154	162	130
Allocated Share-based Compensation Expense	271
Allocated Share-based Compensation Expense, Net of Tax	146	154	123
Unrecognized Salaries And Employee Benefits Expense	66	157	154
Common Stock, Dividend Rate, Percentage		10.00%
Stock Issued During Period Shares Stock Options Exercised	25,577	24,127	20,435
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	12,500	28,600	30,250
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Exercise Price	$ 24.44
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Exercise Price	$ 29.08
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	12,500
Allocated Share-based Compensation Expense	$ 154	$ 162	$ 130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	12,500
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				42,000
Options, Granted	9,300
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	9,300
Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				40,000			44,000
Options, Granted		4,000	4,950
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		4,000	4,950
Outside Directors [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				8,000
Options, Granted	2,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,800